Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Income Taxes [line items]
Current tax expense	$ (1,554)	$ (1,704)
Deferred tax (expense)/income	362	459
Total tax expense	$ (1,192)	$ (1,244)	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.